Financial Instruments (Details) - Schedule of Financial Assets (Liabilities) Measured at Fair Value - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Level 1 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration
Level 2 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments	11	149	(91)
Contingent consideration
Level 3 [Member]
Schedule of Financial Assets (Liabilities) Measured at Fair Value [Line Items]
Derivatives instruments
Contingent consideration	$ (19,453)	$ (21,855)	$ (24,115)